Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$307,082,128.91	0.6824047	$277,059,061.76	0.6156868	$30,023,067.15
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$567,542,128.91	0.4190173	$537,519,061.76	0.3968512	$30,023,067.15

Weighted Avg. Coupon (WAC)	4.65%		4.66%
Weighted Avg. Remaining Maturity (WARM)	37.35		36.55
Pool Receivables Balance	$606,288,057.56		$575,521,890.19
Remaining Number of Receivables	53,875		52,613

Adjusted Pool Balance	$594,836,091.58		$564,813,024.44

III. COLLECTIONS

Principal:
Principal Collections	$29,990,927.27
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$644,553.29
Total Principal Collections	$30,635,480.56

Interest:
Interest Collections	$2,325,211.14
Late Fees & Other Charges	$62,233.52
Interest on Repurchase Principal	$-
Total Interest Collections	$2,387,444.66

Collection Account Interest	$493.62
Reserve Account Interest	$134.88
Servicer Advances	$-

Total Collections	$33,023,553.72

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$33,023,553.72
Reserve Account Release					$-
Total Available for Distribution					$33,023,553.72
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$505,240.05		$505,240.05	$505,240.05
Collection Account Interest					$493.62
Late Fees & Other Charges					$62,233.52
Total due to Servicer					$567,967.19

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$184,249.28		$184,249.28
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$316,441.78		$316,441.78	$316,441.78

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$31,975,499.83

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$30,023,067.15

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$30,023,067.15
Class A-4 Notes				$-
Class A Notes Total:		$30,023,067.15		$30,023,067.15
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$30,023,067.15		$30,023,067.15

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,952,432.68

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,451,965.98
Beginning Period Amount	$11,451,965.98
Current Period Amortization	$743,100.22
Ending Period Required Amount	$10,708,865.75
Ending Period Amount	$10,708,865.75
Next Distribution Date Amount	$9,999,158.46

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	20
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.59%	4.83%	4.83%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.35%	51,745	97.72%	$562,394,593.62
30 - 60 Days	1.30%	686	1.80%	$10,352,149.25
61 - 90 Days	0.29%	154	0.41%	$2,332,800.73
91 + Days	0.05%	28	0.08%	$442,346.59
		52,613		$575,521,890.19
Total
Delinquent Receivables 61 + days past due	0.35%	182	0.48%	$2,775,147.32
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	173	0.42%	$2,549,333.65
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.33%	184	0.42%	$2,678,892.65
Three-Month Average Delinquency Ratio	0.33%		0.44%

Repossession in Current Period		52		$843,660.59
Repossession Inventory		72		$581,728.42

Charge-Offs
Gross Principal of Charge-Off for Current Period				$775,240.10
Recoveries				$(644,553.29)
Net Charge-offs for Current Period				$130,686.81

Beginning Pool Balance for Current Period				$606,288,057.56

Net Loss Ratio				0.26%
Net Loss Ratio for 1st Preceding Collection Period				0.67%
Net Loss Ratio for 2nd Preceding Collection Period				0.26%
Three-Month Average Net Loss Ratio for Current Period				0.40%

Cumulative Net Losses for All Periods				$7,345,748.87
Cumulative Net Losses as a % of Initial Pool Balance				0.53%

Principal Balance of Extensions				$4,375,020.59
Number of Extensions				271

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